Retirement benefit plans - Fair value of plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Contributions from employer	€ (748)	€ (411)
Reclassification - Belgian contribution plans			€ 1,064
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Opening balance	(1,788)	(1,064)
Interest income on plan assets	(41)	(32)
Actual administration costs	3	2
Contributions from employer	(748)	(411)
Actual taxes on contributions paid	(87)	(48)
Plan assets gain during the period	(68)	(332)
Reclassification - Belgian contribution plans			(1,064)
Closing balance	€ (2,555)	€ (1,788)	€ (1,064)